UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03757

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	11/30/20

FORM N-CSR

Item 1.           Reports to Stockholders.

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.

SEMIANNUAL REPORT November 30, 2020

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from June 1, 2020 through November 30, 2020, as provided by Jeffrey Burger and Thomas Casey, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended November 30, 2020, BNY Mellon California AMT-Free Municipal Bond Fund, Inc.’s Class A shares produced a total return of 3.77%, Class C shares returned 3.37%, Class I shares returned 3.90%, Class Y shares returned 3.84% and Class Z shares returned 3.88%.1 In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is composed of bonds issued nationally and not solely within California, achieved a total return of 3.29% for the same period.2

During the reporting period, municipal bonds recovered from heightened volatility that occurred with the emergence of the COVID-19 pandemic. The fund outperformed the Index, primarily due to overweight positions in certain market segments and to a slightly longer duration than the Index.

The Fund’s Investment Approach

The fund seeks as high a level of current income, exempt from federal and California state income taxes, as is consistent with the preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets in municipal bonds that provide income exempt from federal and California state income taxes. The fund also seeks to provide income exempt from the federal alternative minimum tax. The fund invests at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“junk” bonds) or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. The dollar-weighted, average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

We focus on identifying undervalued sectors and securities, and we minimize the use of interest-rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. We actively trade among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values.

Market Recovers, Supported by Policy Measures and an Improving Economy

The municipal bond market recovered from unprecedented volatility that occurred earlier in 2020, prior to the reporting period, when the COVID-19 virus spread, and government shutdowns caused the economy to slow dramatically. Yields on municipal bonds during that period rose in response to large outflows from municipal bond mutual funds and to some illiquidity.

To address the pandemic, the Federal Reserve (the “Fed”) made two emergency interest-rate cuts in March 2020 and launched a $500 billion Municipal Liquidity Facility (MLF) to purchase short-term municipal securities. This program, combined with the $2 trillion Coronavirus Aid, Relief and Economic Security (CARES) Act, dramatically changed investor sentiment, which helped the municipal bond market to bounce back relatively quickly.

While new issuance dried up during the height of the crisis in the first quarter of 2020, it rebounded as prices rose, and yields declined, as issuers sought to take advantage of record-low funding costs. Much of the new issuance was in taxable bonds, as low yields have made taxable issuance attractive to issuers. New issuance also increased because state and local governments sought to avoid the uncertainty associated with the election. The flood of new issues produced a somewhat negative effect on returns late in the period, as it created a glut of supply. While lower-risk bonds outperformed prior to the reporting period, during the height of the crisis, lower-quality bonds rebounded strongly once monetary and fiscal policy measures were put in place.

Fundamentals among California municipal bond issuers generally remained relatively healthy during the reporting period, as tax revenues in 2020 have come in stronger than expected.

Segment Returns and Long Duration Drove Outperformance

The fund’s outperformance versus the Index was helped primarily by overweighted positions in certain segments and by its duration positioning. Overweight positions in the transportation segment, especially in airports, and in hospitals were the primary positive contributors to the fund’s performance. Tobacco-backed issues were also advantageous. In addition, the fund’s slightly longer duration versus the Index was beneficial when interest rates declined during the reporting period.

In contrast, security selection generally detracted from fund performance. In particular, selections in the education segment and in essential services hindered returns. The fund did not make use of derivatives during the reporting period.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

A Positive Investment Posture

We are optimistic about the California municipal bond market, given that the distribution of COVID-19 vaccines will enable the economy to open up more fully next year. In the short term, however, the market could experience some volatility, as the economy may soften until vaccines become widely available. As the economy increasingly returns to normal, segments of the municipal market that have been beaten down are likely to benefit, such as airports and other transportation-related industries. We anticipate that technical factors will remain positive, with demand remaining strong relative to supply.

December 15, 2020

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I, Class Y and Class Z (which is closed to new investors) shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-California residents. Capital gains, if any, are fully taxable.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High-yield bonds involve increased credit and liquidity risks compared with investment-grade bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon California AMT-Free Municipal Bond Fund, Inc. from June 1, 2020 to November 30, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended November 30, 2020

	Class A	Class C	Class I	Class Y	Class Z
Expense paid per $1,000†	$4.96	$8.82	$3.68	$3.68	$3.83
Ending value (after expenses)	$1,037.70	$1,033.70	$1,039.00	$1,038.40	$1,038.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended November 30, 2020

	Class A	Class C	Class I	Class Y	Class Z
Expense paid per $1,000†	$4.91	$8.74	$3.65	$3.65	$3.80
Ending value (after expenses)	$1,020.21	$1,016.39	$1,021.46	$1,021.46	$1,021.31

†Expenses are equal to the fund’s annualized expense ratio of .97% for Class A, 1.73% for Class C, .72% for Class I, .72% for Class Y and .75% for Class Z, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 1.2%
Collateralized Municipal-Backed Securities - 1.2%
California Housing Finance, Revenue Bonds (Noble Towers Apartments) (Green Bond) (Insured; Federal National Mortgage Association)	2.35	12/1/2035	4,928,985		5,169,963
California Housing Finance, Revenue Bonds, Ser. A	4.25	1/15/2035	4,420,158		5,069,524
Total Bonds and Notes (cost $10,022,864)			10,239,487

Long-Term Municipal Investments - 99.8%
California - 99.0%
ABAG Finance Authority for Nonprofit Corp., Revenue Bonds, Refunding (Sharp HealthCare Obligated Group) Ser. A	5.00	8/1/2043	13,250,000		14,472,975
ABAG Finance Authority for Nonprofit Corp., Revenue Bonds, Refunding (Sharp HealthCare Obligated Group) Ser. A	6.00	8/1/2021	5,000,000	[a]	5,192,950
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2037	1,650,000		1,923,999
Allan Hancock Joint Community College District, GO, Ser. C	5.60	8/1/2047	11,375,000	[b]	10,139,334
Anaheim Community Facilities District No. 08-1, Special Tax Bonds, Refunding	4.00	9/1/2046	1,900,000		2,018,769
Anaheim Community Facilities District No. 08-1, Special Tax Bonds, Refunding	4.00	9/1/2041	4,895,000		5,223,357
California, GO	4.00	11/1/2035	1,000,000		1,255,720
California, GO	6.00	3/1/2033	490,000		490,078
California, GO, Refunding	5.00	2/1/2038	5,000,000		5,261,250
California, GO, Refunding	5.00	8/1/2036	7,000,000		8,530,760
California, GO, Refunding	5.25	9/1/2032	19,500,000		20,209,215
California, GO, Refunding	5.25	10/1/2032	9,170,000		9,540,743
California, GO, Refunding	5.25	2/1/2029	13,835,000		14,628,022
California, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.25	8/1/2032	7,000,000		10,038,840
California County Tobacco Securitization Agency, Revenue Bonds, Refunding	5.00	6/1/2034	5,000,000		5,221,700

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.0% (continued)
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Sonoma County Securitization)	4.00	6/1/2049	1,000,000	1,135,750
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Sonoma County Securitization)	5.00	6/1/2049	1,000,000	1,183,980
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2049	1,750,000	1,992,900
California Educational Facilities Authority, Revenue Bonds (Chapman University)	5.00	4/1/2040	5,000,000	5,751,450
California Educational Facilities Authority, Revenue Bonds (Chapman University)	5.00	4/1/2045	2,305,000	2,632,333
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2037	1,500,000	1,736,100
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2036	3,845,000	4,460,892
California Educational Facilities Authority, Revenue Bonds, Refunding (Occidental College)	5.00	10/1/2045	500,000	591,840
California Educational Facilities Authority, Revenue Bonds, Refunding (Pepperdine University)	5.00	9/1/2045	5,000,000	5,900,800
California Educational Facilities Authority, Revenue Bonds, Refunding (Pooled College & University Projects) Ser. A	5.63	7/1/2023	55,000	59,154
California Health Facilities Financing Authority, Revenue Bonds (City of Hope Obligated Group)	4.00	11/15/2045	6,000,000	6,935,460
California Health Facilities Financing Authority, Revenue Bonds (Rady Children's Hospital Obligated Group)	5.25	8/15/2041	8,500,000	8,747,010
California Health Facilities Financing Authority, Revenue Bonds (Stanford Hospital Clinics Obligated Group) Ser. A	5.00	8/15/2042	1,000,000	1,073,980

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.0% (continued)
California Health Facilities Financing Authority, Revenue Bonds (Sutter Health Obligated Group) Ser. A	5.00	11/15/2048	3,000,000		3,625,140
California Health Facilities Financing Authority, Revenue Bonds (Sutter Health Obligated Group) Ser. A	5.00	11/15/2025	750,000	[a]	922,747
California Health Facilities Financing Authority, Revenue Bonds (Sutter Health Obligated Group) Ser. A	5.00	11/15/2025	1,150,000	[a]	1,414,879
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Adventist Health System/West Obligated Group) Ser. A	4.00	3/1/2039	2,665,000		2,957,404
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Children's Hospital Los Angeles Obligated Group) Ser. A	5.00	8/15/2047	2,000,000		2,323,140
California Health Facilities Financing Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	4.00	4/1/2045	3,000,000		3,422,520
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence Health & Services Obligated Group) Ser. A	5.00	10/1/2031	4,430,000		5,129,984
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence Health & Services Obligated Group) Ser. A	5.00	10/1/2030	3,500,000		4,054,050
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	5.00	7/1/2037	7,500,000		8,288,325
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Stanford Health Care Obligated Group) Ser. A	5.00	11/15/2037	3,360,000		4,200,269

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.0% (continued)
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health Obligated Group) Ser. A	5.00	8/15/2025	2,000,000	[a]	2,437,580
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health Obligated Group) Ser. D	5.25	8/15/2021	3,500,000	[a]	3,624,810
California Housing Finance, Revenue Bonds, Cl. A, Ser. 2	4.00	3/20/2033	2,958,485		3,300,308
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2049	1,500,000		1,830,960
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2039	550,000		683,584
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2044	625,000		767,275
California Infrastructure & Economic Development Bank, Revenue Bonds (Green Bond) (Academy of Motion Pictures Arts & Sciences Obligated Group) Ser. A	5.00	11/1/2030	2,000,000		2,692,620
California Infrastructure & Economic Development Bank, Revenue Bonds (WFCS Holdings) Ser. A	5.00	1/1/2055	1,000,000	[c]	1,045,660
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (Academy of Motion Pictures Arts & Sciences Obligated Group)	5.00	11/1/2041	2,250,000		2,483,685
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2029	4,000,000		5,253,560
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2050	1,500,000		1,579,035
California Municipal Finance Authority, Revenue Bonds (California Baptist University) Ser. A	5.00	11/1/2046	2,500,000	[c]	2,649,325

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.0% (continued)
California Municipal Finance Authority, Revenue Bonds (Channing House Project) Ser. B	5.00	5/15/2047	2,500,000		2,937,850
California Municipal Finance Authority, Revenue Bonds (Insured; Build America Mutual)	5.00	5/15/2044	1,890,000		2,293,704
California Municipal Finance Authority, Revenue Bonds (Insured; Build America Mutual)	5.00	5/15/2043	3,040,000		3,695,606
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions Project)	5.00	12/31/2035	1,500,000		1,796,610
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions Project)	5.00	12/31/2033	3,800,000		4,572,046
California Municipal Finance Authority, Revenue Bonds (The Palmdale Aerospace Academy Project)	5.00	7/1/2046	2,170,000	[c]	2,339,347
California Municipal Finance Authority, Revenue Bonds (The Palmdale Aerospace Academy Project)	5.00	7/1/2041	1,750,000	[c]	1,898,593
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	3,000,000		3,141,810
California Municipal Finance Authority, Revenue Bonds, Refunding (Biola University)	5.00	10/1/2039	1,000,000		1,147,670
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers Obligated Group) Ser. A	5.00	2/1/2037	1,000,000		1,173,370
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers Obligated Group) Ser. A	5.00	2/1/2036	1,000,000		1,176,240
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2036	1,100,000		1,282,534
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2037	1,000,000		1,163,230

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.0% (continued)
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2042	3,500,000		4,030,005
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. B	5.00	7/1/2042	2,500,000		2,878,575
California Municipal Finance Authority, Revenue Bonds, Refunding (HumanGood Obligated Group) Ser. A	5.00	10/1/2044	2,000,000		2,320,240
California Municipal Finance Authority, Revenue Bonds, Refunding (Town & Country Manor of the Christian & Missionary Alliance)	5.00	7/1/2049	2,100,000		2,585,352
California Municipal Finance Authority, Revenue Bonds, Refunding (Town & Country Manor of the Christian & Missionary Alliance)	5.00	7/1/2034	1,720,000		2,204,902
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)	5.00	8/1/2048	9,115,000		9,425,275
California Pollution Control Financing Authority, Revenue Bonds (San Jose Water Company Project)	5.10	6/1/2040	5,500,000		5,517,215
California Pollution Control Financing Authority, Revenue Bonds (Waste Management Project) Ser. A	2.50	5/1/2024	3,000,000		3,191,280
California Public Finance Authority, Revenue Bonds, Refunding (Henry Mayo Newhall Hospital)	5.00	10/15/2047	3,000,000		3,349,650
California Public Works Board, Revenue Bonds (Judicial Council Projects) Ser. D	5.00	12/1/2021	10,000,000	[a]	10,478,000
California School Finance Authority, Revenue Bonds (Alliance for College-Ready Public Schools Obligated Group Projects) Ser. A	5.00	7/1/2045	3,500,000	[c]	3,929,520
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group)	5.00	7/1/2049	1,100,000	[c]	1,223,068

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.0% (continued)
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group)	5.00	7/1/2043	1,255,000	[c]	1,402,764
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project) Ser. A	5.00	8/1/2048	1,650,000	[c]	1,918,125
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A	5.00	7/1/2047	875,000	[c]	1,021,081
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A	5.00	7/1/2037	590,000	[c]	700,961
California School Finance Authority, Revenue Bonds (Kipp SoCal Public Schools Obligated Group) Ser. A	5.00	7/1/2049	1,650,000	[c]	1,999,553
California School Finance Authority, Revenue Bonds, Refunding (Aspire Public Schools Obligated Group)	5.00	8/1/2041	1,750,000	[c]	1,988,980
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.50	12/1/2058	1,500,000	[c]	1,727,940
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	12/1/2036	5,250,000	[c]	5,865,825
California Statewide Communities Development Authority, Revenue Bonds (Viamonte Senior Living Project)	3.00	7/1/2025	3,700,000		3,707,659
California Statewide Communities Development Authority, Revenue Bonds, Refunding	5.00	10/1/2045	3,550,000		3,910,573
California Statewide Communities Development Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A	5.00	11/1/2032	1,855,000	[c]	2,047,271
California Statewide Communities Development Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A	5.00	11/1/2041	700,000	[c]	753,718
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Cottage Health System Obligated Group)	5.00	11/1/2024	4,000,000	[a]	4,717,240

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.0% (continued)
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	5.00	4/1/2047	4,555,000		5,140,545
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Henry Mayo Newhall Memorial Hospital) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	10/1/2043	2,100,000		2,354,625
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	11/15/2024	2,390,000	[a]	2,822,781
California Statewide Communities Development Authority, Revenue Bonds, Refunding (John Muir Health) Ser. A	5.00	8/15/2041	1,200,000		1,405,368
California University, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2038	5,000,000		6,218,500
Eastern Municipal Water District Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2037	1,500,000		2,035,170
Eastern Municipal Water District Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2036	1,725,000		2,348,104
Eastern Municipal Water District Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2035	825,000		1,128,105
Escondido Union High School District, GO, Ser. C	0.00	8/1/2046	3,000,000	[d]	1,556,130
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Cl. A, Ser. MO50	3.05	6/15/2037	6,280,000	[c]	7,163,345
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M049	3.05	4/15/2034	3,480,000		3,893,737
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	0.00	1/15/2035	10,000,000	[d]	7,463,600

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.0% (continued)
Fresno Joint Powers Financing Authority, Revenue Bonds, Refunding (Master Lease Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	4/1/2037	850,000		1,014,705
Fresno Joint Powers Financing Authority, Revenue Bonds, Refunding (Master Lease Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	4/1/2035	1,000,000		1,199,740
Glendale Community College District, GO, Ser. B	4.00	8/1/2050	7,750,000		9,181,657
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2047	4,500,000		4,644,495
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2029	8,000,000		9,883,280
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2026	2,500,000		3,063,600
Grossmont Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	8/1/2026	3,265,000	[d]	3,135,347
Grossmont Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	8/1/2023	4,850,000	[d]	4,791,460
Grossmont Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	8/1/2022	3,605,000	[d]	3,584,884
Hesperia Community Redevelopment Agency, Tax Allocation Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2035	6,835,000		8,732,464
Hesperia Community Redevelopment Agency, Tax Allocation Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2034	3,255,000		4,169,720
Imperial Irrigation District Electric System, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2038	1,800,000		2,184,012
Imperial Irrigation District Electric System, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2037	2,500,000		3,039,250
Irvine, Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2048	4,250,000		4,874,452

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.0% (continued)
Irvine, Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2043	2,500,000	2,885,550
Irvine, Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2044	2,500,000	2,796,975
Irvine Unified School District, Special Tax Bonds (Community Facilities District No. 09-1) (Insured; Build America Mutual) Ser. A	4.00	9/1/2044	1,115,000	1,303,558
Irvine Unified School District, Special Tax Bonds (Community Facilities District No. 09-1) Ser. A	5.00	9/1/2042	400,000	474,636
Irvine Unified School District, Special Tax Bonds (Community Facilities District No. 09-1) Ser. B	5.00	9/1/2042	1,000,000	1,186,590
Irvine Unified School District, Special Tax Bonds (Community Facilities District No. 09-1) Ser. C	5.00	9/1/2042	1,000,000	1,186,590
Jefferson Union High School District, COP (Teacher & Staff Housing Project) (Insured; Build America Mutual)	4.00	8/1/2055	7,000,000	8,071,210
Jurupa Public Financing Authority, Special Tax Bonds, Refunding, Ser. A	5.00	9/1/2042	3,420,000	3,844,319
Lancaster Redevelopment Agency, Tax Allocation Bonds, Refunding (Comb Redevelopment Project Areas) (Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/2033	1,200,000	1,430,280
Lodi Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	9/1/2030	1,275,000	1,665,303
Long Beach Harbor, Revenue Bonds, Ser. D	5.00	5/15/2042	3,500,000	4,047,645
Los Angeles Community Facilities District, Special Tax Bonds, Refunding	5.00	9/1/2030	1,095,000	1,277,679
Los Angeles Community Facilities District, Special Tax Bonds, Refunding	5.00	9/1/2029	1,170,000	1,366,361
Los Angeles County Metropolitan Transportation Authority, Revenue Bonds (Green Bond) Ser. A	4.00	6/1/2036	5,000,000	6,219,250

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.0% (continued)
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. D	5.00	12/1/2045	4,000,000		4,687,760
Los Angeles County Regional Financing Authority, Revenue Bonds (MonteCedro Project) Ser. A	5.00	11/15/2044	2,000,000		2,151,440
Los Angeles Department of Airports, Revenue Bonds (Los Angeles International Airport) Ser. B	5.00	5/15/2038	3,500,000		3,829,315
Los Angeles Department of Airports, Revenue Bonds, Refunding (Los Angeles International Airport)	5.00	5/15/2032	16,985,000		21,696,979
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2027	2,370,000		2,983,237
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2028	4,215,000		5,412,819
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. C	5.00	5/15/2038	4,500,000		5,222,475
Los Angeles Department of Water, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2040	3,000,000		4,022,790
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2045	4,000,000		5,265,640
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2050	5,000,000		6,547,650
Metropolitan Water District of Southern California, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2034	5,000,000		5,305,350
Metropolitan Water District of Southern California, Revenue Bonds, Ser. A	5.00	7/1/2040	2,000,000		2,379,880
Mountain View Los Altos Union High School District, GO, Ser. B	4.00	8/1/2025	1,450,000		1,706,897
Norman Y. Mineta San Jose International Airport, Revenue Bonds, Refunding, Ser. A	5.00	3/1/2029	1,795,000		2,196,757
Norman Y. Mineta San Jose International Airport, Revenue Bonds, Refunding, Ser. B	5.00	3/1/2042	2,550,000		3,043,629
North Natomas Community Facilities District No. 4, Special Tax Bonds, Refunding, Ser. E	5.25	9/1/2026	2,760,000		3,098,155
Northern California Power Agency, Revenue Bonds, Refunding (Insured; American Municipal Bond Assurance Corp.)	7.50	7/1/2021	180,000	[a]	187,468

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.0% (continued)
Northern California Transmission Agency, Revenue Bonds, Refunding (California-Oregon Transmission Project) Ser. A	5.00	5/1/2038	1,565,000		1,878,376
Northern California Transmission Agency, Revenue Bonds, Refunding (California-Oregon Transmission Project) Ser. A	5.00	5/1/2039	1,500,000		1,797,615
Oakland Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. TE	5.00	9/1/2036	3,000,000		3,512,580
Oakland Unified School District, GO, Ser. A	5.00	8/1/2040	3,500,000		4,063,150
Orange County Community Facilities District, Special Tax Bonds, Ser. A	5.00	8/15/2041	6,000,000		6,872,760
Orange County Community Facilities District, Special Tax Bonds, Ser. A	5.00	8/15/2047	1,000,000		1,171,280
Orange County Community Facilities District, Special Tax Bonds, Ser. A	5.00	8/15/2042	3,000,000		3,544,290
Palomar Community College District, GO, Ser. B	6.38	8/1/2045	16,615,000	[b]	18,293,780
Palomar Health, Revenue Bonds, Refunding	5.00	11/1/2026	1,845,000		2,248,133
Palomar Health, Revenue Bonds, Refunding (Palomar Health & Arch Health Partners Obligated Group)	5.00	11/1/2042	5,000,000		5,713,050
Peralta Community College District, GO, Refunding, Ser. A	4.00	8/1/2039	5,000,000		5,580,200
Perris Union High School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	9/1/2036	1,850,000		2,233,080
Perris Union High School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	9/1/2034	1,310,000		1,598,921
Perris Union High School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	9/1/2035	1,740,000		2,117,319
Pittsburg Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2028	3,000,000		3,674,250
Pomona Redevelopment Agency, Tax Allocation Bonds, Refunding, Ser. Y	5.50	5/1/2032	3,000,000		3,851,220

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.0% (continued)
Pomona Unified School District, GO (Insured; Build America Mutual) Ser. F	5.00	8/1/2039	2,000,000		2,282,540
Port of Los Angeles, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2039	2,050,000		2,350,673
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2041	3,250,000		3,797,852
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2035	1,000,000		1,235,850
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2036	1,375,000		1,693,051
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2033	6,120,000		7,456,853
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2028	5,615,000		7,090,566
Sacramento Municipal Utility District, Revenue Bonds, Refunding, Ser. X	5.00	8/15/2028	1,845,000		1,906,088
San Diego Association of Governments, Revenue Bonds, Ser. A	5.00	7/1/2038	2,000,000		2,356,360
San Diego Association of Governments, Revenue Bonds, Ser. A	5.00	7/1/2042	6,000,000		7,003,680
San Diego County Regional Airport Authority, Revenue Bonds, Refunding	5.00	7/1/2028	2,000,000		2,592,380
San Diego County Regional Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2042	3,000,000		3,615,810
San Diego County Regional Airport Authority, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2044	1,000,000		1,131,990
San Diego County Regional Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.00	4/1/2024	10,000,000	[a]	11,516,700
San Francisco Bay Area Rapid Transit District, Revenue Bonds, Ser. A	4.00	7/1/2037	2,500,000		2,932,725
San Francisco City & County Airport Commission, Revenue Bonds, Refunding	5.00	5/1/2028	2,000,000		2,123,880
San Francisco City & County Airport Commission, Revenue Bonds, Refunding	5.00	5/1/2029	2,000,000		2,122,420
San Francisco City & County Airport Commission, Revenue Bonds, Refunding (SFO Fuel Co.) Ser. A	5.00	1/1/2047	4,000,000		4,835,640

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.0% (continued)
San Francisco City & County Airport Commission, Revenue Bonds, Refunding (SFO Fuel Co.) Ser. A	5.00	1/1/2027	2,000,000		2,460,880
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2029	1,000,000		1,218,520
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2032	1,000,000		1,206,140
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. D	5.00	5/1/2048	5,000,000		6,017,600
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. E	5.00	5/1/2040	9,905,000		12,375,604
San Francisco City & County Redevelopment Agency, Special Tax Bonds, Ser. B	0.00	8/1/2021	500,000	[d]	486,135
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds (Mission Bay South Redevelopment Project) (Insured; National Public Finance Guarantee Corp.) Ser. B	5.00	8/1/2043	1,100,000		1,279,421
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Refunding (Mission Bay North Redevelopment Project) Ser. A	5.00	8/1/2036	1,555,000		1,849,937
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Refunding (Mission Bay South Redevelopment Project) (Insured; National Public Finance Guarantee Corp.) Ser. C	5.00	8/1/2041	1,750,000		2,042,618
San Francisco Public Utilities Commission, Revenue Bonds, Ser. A	5.00	5/1/2022	4,000,000	[a]	4,273,880
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2050	5,000,000		5,530,000
San Mateo Foster City Public Financing Authority, Revenue Bonds	4.00	8/1/2039	1,500,000		1,828,125
San Mateo Foster City Public Financing Authority, Revenue Bonds	4.00	8/1/2037	2,200,000		2,694,362

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.0% (continued)
Santa Margarita Water District, Special Tax Bonds (Community Facilities District No. 2013-1)	5.63	9/1/2043	6,720,000		7,359,005
Santa Margarita Water District, Special Tax Bonds, Refunding (Community Facilities District No. 99-1) Ser. B	5.00	9/1/2027	1,945,000		2,217,144
South Orange County Public Financing Authority, Special Tax Bonds, Refunding, Ser. A	5.00	8/15/2029	1,500,000		1,575,960
South Orange County Public Financing Authority, Special Tax Bonds, Refunding, Ser. A	5.00	8/15/2030	1,000,000		1,050,000
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization)	5.00	6/1/2048	5,750,000		7,099,985
Stockton Unified School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	8/1/2038	2,500,000		2,826,200
Stockton Unified School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2026	1,115,000		1,192,314
Stockton Unified School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2025	1,620,000		1,732,865
Tender Option Bond Trust Receipts (Series 2016-XM0375), (Riverside County Transportation Commission, Revenue Bonds, Refunding) Recourse, Underlying Coupon Rate (%) 5.25	9.84	6/1/2039	7,500,000	[c,e,f]	8,425,875
Tender Option Bond Trust Receipts (Series 2016-XM0379), (Los Angeles Department of Water & Power, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	17.97	7/1/2043	12,000,000	[c,e,f]	12,839,160
Tender Option Bond Trust Receipts (Series 2019-XF0761), (Los Angeles Department of Harbors, Revenue Bonds, Refunding (Green Bond)) Recourse, Underlying Coupon Rate (%) 4.00	14.35	8/1/2039	10,000,000	[c,e,f]	11,198,550

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.0% (continued)
Tender Option Bond Trust Receipts (Series 2019-XF0762), (California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health)) Recourse, Underlying Coupon Rate (%) 5.00	18.24	11/15/2046	12,275,000	[c,e,f]	14,956,706
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2035	650,000		777,719
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2039	1,900,000		2,237,934
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2032	695,000		842,236
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2033	1,500,000		1,808,100
University of California, Revenue Bonds, Refunding (Limited Project) Ser. G	5.00	5/15/2042	10,000,000		10,612,200
University of California, Revenue Bonds, Refunding, Ser. BE	5.00	5/15/2027	1,160,000		1,491,215
University of California, Revenue Bonds, Ser. AM	5.25	5/15/2030	3,000,000		3,476,310
University of California Regents Medical Center, Revenue Bonds, Refunding, Ser. J	5.00	5/15/2043	10,000,000		10,944,100
University of California Regents Medical Center, Revenue Bonds, Refunding, Ser. L	4.00	5/15/2044	3,000,000		3,357,630
Walnut Energy Center Authority, Revenue Bonds, Refunding	5.00	1/1/2027	2,150,000		2,506,427
Yosemite Community College District, GO, Ser. D	0.00	8/1/2031	5,545,000	[d]	4,687,521
				851,746,306

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
U.S. Related - .8%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	5,905,000	6,985,674
Total Long-Term Municipal Investments (cost $795,826,456)			858,731,980
Total Investments (cost $805,849,320)			101.0%	868,971,467
Liabilities, Less Cash and Receivables			(1.0%)	(8,186,935)
Net Assets			100.0%	860,784,532

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, these securities were valued at $87,095,367 or 10.12% of net assets.

d Security issued with a zero coupon. Income is recognized through the accretion of discount.

e The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

f Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

Portfolio Summary (Unaudited) †	Value (%)
Medical	15.0
General Obligation	14.4
Airport	12.1
Education	10.4
General	7.8
Special Tax	6.5
Transportation	5.7
Prerefunded	5.5
Water	4.0
Tobacco Settlement	4.0
School District	3.8
Nursing Homes	2.9
Multifamily Housing	2.9
Power	2.3
Development	1.6
Housing	.9
Pollution	.6
Utilities	.6
101.0

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	CIFG	CDC Ixis Financial Guaranty
COP	Certificate of Participation	CP	Commercial Paper
DRIVERS	Derivative Inverse Tax-Exempt Receipts	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
PILOT	Payment in Lieu of Taxes	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RIB	Residual Interest Bonds
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SOFR	Secured Overnight Financing Rate	TAN	Tax Anticipation Notes
TRAN	Tax and Revenue Anticipation Notes	U.S. T-Bill	U.S. Treasury Bill Money Market Yield
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2020 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	805,849,320	868,971,467
Cash		14,527,389
Interest receivable		8,987,594
Receivable for shares of Common Stock subscribed		479,753
Prepaid expenses		43,009
		893,009,212
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		476,056
Payable for floating rate notes issued—Note 4		29,455,000
Payable for shares of Common Stock redeemed		2,110,930
Interest and expense payable related to floating rate notes issued—Note 4		70,173
Directors’ fees and expenses payable		13,698
Other accrued expenses		98,823
		32,224,680
Net Assets ($)		860,784,532
Composition of Net Assets ($):
Paid-in capital		795,534,309
Total distributable earnings (loss)		65,250,223
Net Assets ($)		860,784,532

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	86,752,209	8,140,267	64,437,887	252,397	701,201,772
Shares Outstanding	5,709,026	535,826	4,242,589	16,622	46,141,950
Net Asset Value Per Share ($)	15.20	15.19	15.19	15.18	15.20

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2020 (Unaudited)

Investment Income ($):
Interest Income	14,413,295
Expenses:
Management fee—Note 3(a)	2,584,283
Shareholder servicing costs—Note 3(c)	383,203
Interest and expense related to floating rate notes issued—Note 4	133,115
Professional fees	69,688
Directors’ fees and expenses—Note 3(d)	40,856
Registration fees	39,296
Distribution fees—Note 3(b)	31,747
Loan commitment fees—Note 2	23,632
Prospectus and shareholders’ reports	14,455
Custodian fees—Note 3(c)	7,937
Chief Compliance Officer fees—Note 3(c)	5,923
Miscellaneous	29,714
Total Expenses	3,363,849
Less—reduction in fees due to earnings credits—Note 3(c)	(7,937)
Net Expenses	3,355,912
Investment Income—Net	11,057,383
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(267,699)
Net change in unrealized appreciation (depreciation) on investments	21,766,998
Net Realized and Unrealized Gain (Loss) on Investments	21,499,299
Net Increase in Net Assets Resulting from Operations	32,556,682

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
Operations ($):
Investment income—net	11,057,383	24,782,570
Net realized gain (loss) on investments	(267,699)	3,870,421
Net change in unrealized appreciation (depreciation) on investments	21,766,998	(9,530,796)
Net Increase (Decrease) in Net Assets Resulting from Operations	32,556,682	19,122,195
Distributions ($):
Distributions to shareholders:
Class A	(1,013,451)	(2,393,493)
Class C	(66,470)	(189,544)
Class I	(812,895)	(1,746,534)
Class Y	(10,466)	(102,589)
Class Z	(8,986,342)	(22,456,727)
Total Distributions	(10,889,624)	(26,888,887)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	3,411,284	15,440,087
Class C	185,966	1,292,363
Class I	8,907,927	32,747,238
Class Y	-	14,875
Class Z	4,796,514	10,742,224
Distributions reinvested:
Class A	821,035	1,924,557
Class C	62,946	163,128
Class I	801,382	1,718,833
Class Y	191	3,295
Class Z	7,093,862	17,753,524
Cost of shares redeemed:
Class A	(5,494,127)	(11,516,206)
Class C	(1,122,427)	(2,180,597)
Class I	(5,537,787)	(25,281,741)
Class Y	(1,522,336)	(2,149,127)
Class Z	(27,487,851)	(62,043,432)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(15,083,421)	(21,370,979)
Total Increase (Decrease) in Net Assets	6,583,637	(29,137,671)
Net Assets ($):
Beginning of Period	854,200,895	883,338,566
End of Period	860,784,532	854,200,895

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
Capital Share Transactions (Shares):
Class A
Shares sold	225,385	1,031,936
Shares issued for distributions reinvested	54,496	128,119
Shares redeemed	(366,577)	(770,145)
Net Increase (Decrease) in Shares Outstanding	(86,696)	389,910
Class C
Shares sold	12,497	85,915
Shares issued for distributions reinvested	4,181	10,860
Shares redeemed	(74,267)	(146,570)
Net Increase (Decrease) in Shares Outstanding	(57,589)	(49,795)
Class I
Shares sold	592,778	2,204,200
Shares issued for distributions reinvested	53,225	114,492
Shares redeemed	(368,294)	(1,721,071)
Net Increase (Decrease) in Shares Outstanding	277,709	597,621
Class Ya
Shares sold	-	962
Shares issued for distributions reinvested	13	219
Shares redeemed	(101,180)	(145,168)
Net Increase (Decrease) in Shares Outstanding	(101,167)	(143,987)
Class Za
Shares sold	319,206	714,691
Shares issued for distributions reinvested	470,844	1,181,501
Shares redeemed	(1,826,411)	(4,153,430)
Net Increase (Decrease) in Shares Outstanding	(1,036,361)	(2,257,238)

[a]During the period ended May 31, 2019, 12,557 Class Z shares representing $186,093 were exchanged for 12,565 Class Y shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2020		Year Ended May 31,
Class A Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	14.82	14.94	14.81	15.24	15.69	15.22
Investment Operations:
Investment income—net[a]	.18	.39	.44	.46	.48	.51
Net realized and unrealized gain (loss) on investments	.38	(.08)	.19	(.30)	(.45)	.47
Total from Investment Operations	.56	.31	.63	.16	.03	.98
Distributions:
Dividends from investment income—net	(.18)	(.39)	(.44)	(.46)	(.48)	(.51)
Dividends from net realized gain on investments	-	(.04)	(.06)	(.13)	(.00)[b]	-
Total Distributions	(.18)	(.43)	(.50)	(.59)	(.48)	(.51)
Net asset value, end of period	15.20	14.82	14.94	14.81	15.24	15.69
Total Return (%)[c]	3.77[d]	2.07	4.40	1.03	.25	6.54
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.97[e]	.99	.98	.95	.94	.93
Ratio of net expenses to average net assets	.97[e]	.99	.98	.94	.94	.93
Ratio of interest and expense related to floating rate notes issued to average net assets	.03[e]	.06	.05	.02	.01	.01
Ratio of net investment income to average net assets	2.38[e]	2.62	3.00	3.07	3.15	3.29
Portfolio Turnover Rate	7.98[d]	17.89	22.63	14.26	21.23	11.03
Net Assets, end of period ($ x 1,000)	86,752	85,874	80,780	78,495	82,369	107,497

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2020		Year Ended May 31,
Class C Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	14.81	14.94	14.80	15.24	15.69	15.21
Investment Operations:
Investment income—net[a]	.12	.28	.33	.35	.37	.38
Net realized and unrealized gain (loss) on investments	.38	(.10)	.20	(.32)	(.46)	.49
Total from Investment Operations	.50	.18	.53	.03	(.09)	.87
Distributions:
Dividends from investment income—net	(.12)	(.27)	(.33)	(.34)	(.36)	(.39)
Dividends from net realized gain on investments	-	(.04)	(.06)	(.13)	(.00)[b]	-
Total Distributions	(.12)	(.31)	(.39)	(.47)	(.36)	(.39)
Net asset value, end of period	15.19	14.81	14.94	14.80	15.24	15.69
Total Return (%)[c]	3.37[d]	1.22	3.68	.19	(.52)	5.79
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.73[e]	1.76	1.75	1.70	1.70	1.70
Ratio of net expenses to average net assets	1.73[e]	1.76	1.75	1.70	1.70	1.70
Ratio of interest and expense related to floating rate notes issued to average net assets	.03[e]	.06	.05	.02	.01	.01
Ratio of net investment income to average net assets	1.61[e]	1.86	2.24	2.31	2.39	2.50
Portfolio Turnover Rate	7.98[d]	17.89	22.63	14.26	21.23	11.03
Net Assets, end of period ($ x 1,000)	8,140	8,790	9,609	10,040	16,087	16,347

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

Six Months Ended
November 30, 2020		Year Ended May 31,
Class I Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	14.81	14.94	14.80	15.23	15.68	15.21
Investment Operations:
Investment income—net[a]	.20	.43	.47	.50	.52	.53
Net realized and unrealized gain (loss) on investments	.38	(.10)	.21	(.30)	(.45)	.49
Total from Investment Operations	.58	.33	.68	.20	.07	1.02
Distributions:
Dividends from investment income—net	(.20)	(.42)	(.48)	(.50)	(.52)	(.55)
Dividends from net realized gain on investments	-	(.04)	(.06)	(.13)	(.00)[b]	-
Total Distributions	(.20)	(.46)	(.54)	(.63)	(.52)	(.55)
Net asset value, end of period	15.19	14.81	14.94	14.80	15.23	15.68
Total Return (%)	3.90[c]	2.24	4.73	1.28	.49	6.80
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72[d]	.75	.73	.70	.69	.69
Ratio of net expenses to average net assets	.72[d]	.75	.73	.70	.69	.69
Ratio of interest and expense related to floating rate notes issued to average net assets	.03[d]	.06	.05	.02	.01	.01
Ratio of net investment income to average net assets	2.62[d]	2.86	3.25	3.32	3.39	3.51
Portfolio Turnover Rate	7.98[c]	17.89	22.63	14.26	21.23	11.03
Net Assets, end of period ($ x 1,000)	64,438	58,718	50,296	51,660	49,897	48,827

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2020		Year Ended May 31,
Class Y Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	14.81	14.94	14.80	15.23	15.68	15.21
Investment Operations:
Investment income—net[a]	.19	.43	.48	.50	.53	.55
Net realized and unrealized gain (loss) on investments	.38	(.09)	.20	(.30)	(.46)	.47
Total from Investment Operations	.57	.34	.68	.20	.07	1.02
Distributions:
Dividends from investment income—net	(.20)	(.43)	(.48)	(.50)	(.52)	(.55)
Dividends from net realized gain on investments	-	(.04)	(.06)	(.13)	(.00)[b]	-
Total Distributions	(.20)	(.47)	(.54)	(.63)	(.52)	(.55)
Net asset value, end of period	15.18	14.81	14.94	14.80	15.23	15.68
Total Return (%)	3.84[c]	2.28	4.75	1.31	.52	6.83
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72[d]	.69	.70	.67	.67	.65
Ratio of net expenses to average net assets	.72[d]	.69	.70	.67	.67	.65
Ratio of interest and expense related to floating rate notes issued to average net assets	.03[d]	.06	.05	.02	.01	.01
Ratio of net investment income to average net assets	2.66[d]	2.89	3.27	3.35	3.43	3.57
Portfolio Turnover Rate	7.98[c]	17.89	22.63	14.26	21.23	11.03
Net Assets, end of period ($ x 1,000)	252	1,744	3,910	3,149	3,544	3,819

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
November 30, 2020		Year Ended May 31,
Class Z Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	14.82	14.94	14.81	15.24	15.69	15.22
Investment Operations:
Investment income—net[a]	.20	.43	.47	.49	.52	.54
Net realized and unrealized gain (loss) on investments	.37	(.09)	.19	(.30)	(.46)	.47
Total from Investment Operations	.57	.34	.66	.19	.06	1.01
Distributions:
Dividends from investment income—net	(.19)	(.42)	(.47)	(.49)	(.51)	(.54)
Dividends from net realized gain on investments	-	(.04)	(.06)	(.13)	(.00)[b]	-
Total Distributions	(.19)	(.46)	(.53)	(.62)	(.51)	(.54)
Net asset value, end of period	15.20	14.82	14.94	14.81	15.24	15.69
Total Return (%)	3.88[c]	2.29	4.62	1.24	.47	6.76
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75[d]	.77	.76	.73	.72	.72
Ratio of net expenses to average net assets	.75[d]	.77	.76	.73	.72	.72
Ratio of interest and expense related to floating rate notes issued to average net assets	.03[d]	.06	.05	.02	.01	.01
Ratio of net investment income to average net assets	2.60[d]	2.84	3.21	3.29	3.38	3.50
Portfolio Turnover Rate	7.98[c]	17.89	22.63	14.26	21.23	11.03
Net Assets, end of period ($ x 1,000)	701,202	699,074	738,744	775,138	824,664	873,673

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a non-diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income exempt from federal and California state income taxes, as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (150 million shares authorized), Class Y (150 million shares authorized) and Class Z (200 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-

Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal- Backed Securities	-	10,239,487	-	10,239,487
Municipal Securities	-	858,731,980	-	858,731,980
Liabilities ($)
Floating Rate Notes††	-	(29,455,000)	-	(29,455,000)

† See Statement of Investments for additional detailed categorizations, if any.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2020, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended May 31, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2020 was as follows: tax-exempt income $24,493,077, ordinary income $25,239 and long-term capital gains $2,370,571. The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New Accounting Pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848)-Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 30, 2020, the Citibank Credit Facility was $927 million with Tranche A available in an amount equal to $747 million and Tranche B available in an amount equal to $180 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2020, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any fiscal year the aggregate expenses allocable to Class Z shares (excluding taxes, brokerage commissions, interest expense and extraordinary expenses) exceed 1½% of the value of the average daily net assets of Class Z shares, the fund may deduct from the fees paid to the Adviser, or the Adviser will bear such excess expense. During the period ended November 30, 2020, there was no reduction in expenses pursuant to the Agreement.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended November 30, 2020, the Distributor retained $128 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended November 30, 2020, Class C shares were charged $31,747 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2020, Class A and Class C shares were charged $108,113 and $10,582, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2020, Class Z shares were charged $124,026 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as shareholder servicing costs and includes custody net earnings credits, if any, as an expense offset in the in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2020, the fund was charged $82,609 for transfer agency services offset of any earnings credits, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2020, the fund was charged $7,937 pursuant to the custody agreement. These fees were offset by earnings credits of $7,937.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended November 30, 2020, the fund was charged $3,498 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended November 30, 2020, the fund was charged $5,923 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $422,869, Distribution Plan fees of $5,015 Shareholder Services Plan fees of $19,316, custodian fees of $4,666, Chief Compliance Officer fees of $1,935 and transfer agency fees of $22,255.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities during the period ended November 30, 2020, amounted to $67,403,666 and $70,249,945, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended November 30, 2020, was approximately $29,455,000, with a related weighted average annualized interest rate of .90%.

At November 30, 2020, accumulated net unrealized appreciation on investments was $63,122,147, consisting of $64,643,397 gross unrealized appreciation and $1,521,250 gross unrealized depreciation.

At November 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 2-3, 2020, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional California municipal debt funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional California municipal debt funds (the “Performance Universe”), all for various periods ended September 30, 2020, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of institutional California municipal debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods. The Board also considered that the fund’s yield performance was at or below the Performance Group medians for all ten one-year periods and above the Performance Universe medians for seven of the ten one-year periods ended September 30th. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in five of the ten calendar years shown. The Board noted that the fund had a five star rating for the five-year period and a four star rating for the three- and ten-year year periods and a four star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year.

The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group and Expense Universe medians, and the fund’s total expenses were higher than the Expense Group and Expense Universe medians.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board determined to continue to evaluate the fund’s performance in light of the Adviser’s explanation for the fund’s underperforming the Performance Group and/or Performance Universe during various periods under review.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

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For More Information

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols: Class A: DCAAX Class C: DCACX Class I: DCMIX Class Y: DCAYX Class Z: DRCAX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 6124SA1120

Item 2.           Code of Ethics.

                        Not applicable.

Item 3.           Audit Committee Financial Expert.

                        Not applicable.

Item 4.           Principal Accountant Fees and Services.

                        Not applicable.

Item 5.           Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.           Investments.

(a)                   Not applicable.

Item 7.           Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.           Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.           Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                        There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)           The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)      Not applicable.

(a)(2)      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)      Not applicable.

(b)           Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.

By:         /s/ David DiPetrillo

                David DiPetrillo

                President (Principal Executive Officer)

Date:      January 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ David DiPetrillo

                David DiPetrillo

                President (Principal Executive Officer)

Date:      January 26, 2021

By:         /s/ James Windels

                James Windels

                Treasurer (Principal Financial Officer)

Date:      January 26, 2021

EXHIBIT INDEX

(a)(2)      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)           Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)